COMMON STOCK	12 Months Ended
Dec. 31, 2021
COMMON STOCK
COMMON STOCK

NOTE 12. COMMON STOCK

The Company’s common stock transactions for the year ended December 31, 2020 consists of the following:

1,025 shares were issued at $20.29 per share to a non-related party as compensation for services provided.

72,159 shares were issued for services provided under an Employment Agreement with Kevin Moore dated October 25, 2019.

454,097 shares were issued for the conversion of $65,728 of related parties’ debt from $0.1530 to $0.13304 per share pursuant to terms of the convertible promissory notes. 454,097 stock warrants were settled along with the related party debt.

12,000,000 shares were issued to complete the Transaction with IDTEC that was accounted for as an asset purchase.   The shares were issued at a value of $27,120,000.

159,395 shares were issued to non-related parties for the conversion of approximately $266,000 of accounts payable and accrued expenses from $0.5821 to $3.326 per share.  The Company recorded a net gain of approximately $62,000 resulting from the stock issuance.

260,150 shares were issued to related parties for the conversion of $852,196 of related party payables from $1.115 to $3.326 per share.  A related party gain of $272,299 was recorded as additional paid-in capital.

648,739 shares were issued to related parties for the conversion of $622,004 of debt from $0.9146 to $3.326 per share.  The Company recorded $143,660 of loss on debt extinguishment and a related party gain of $124,291 was recorded as additional paid in-capital as a result of the stock issuance.

70,448 shares were issued to non-related parties for the conversion of $65,391 of debt at $3.326 per share.  The Company recorded $41,665 of loss resulting from the stock issuance.

3,103,028 shares were issued to a related party for the conversion of $1,551,514 of debt under the terms of a convertible promissory note. The note converted at $0.50 per share.

2,700,000 shares were issued to a related party under the terms governing the shares of Series A-1 Convertible Preferred Stock.  In addition, as a result of the conversion of the Series A-1 Convertible Preferred Stock we owed accrued dividends totaling $107,880, which we could pay in cash or in shares of our common stock based on the price of common stock on the applicable dividend dates.  Our management and Board of Directors elected to pay the accrued dividends in shares of common stock.  Based on the price of the common stock on the applicable dividend dates, we owed 43,169 shares of common stock in full satisfaction of the accrued dividends.  As of December 31, 2020, 43,169 shares were recorded in common stock subscriptions payable and were issued on January 6, 2021.

The Company’s common stock transactions for the year ended December 31, 2021 consists of the following:

The Company issued 43,169 shares of its common stock to SOBR Safe, LLC, an entity controlled by a beneficial owner of the Company, in full satisfaction of $107,880 of accrued dividends resulting from the December 2020 conversion of the Series A-1 Convertible Preferred Stock into common shares, (see Note 13).

The Company issued 16,000 shares of its common stock valued at $49,600 to its landlord under the terms of a lease agreement expiring in February 2022.  The amount has been recorded as prepaid expense and amortized monthly over the lease term as general and administrative expense in the consolidated statement of operations.

The Company issued 104,418 shares of its common stock valued at $145,805 previously recorded in stock subscriptions payable for contracted consulting services.

The Company issued 176,938 shares of its common stock to IDTEC at the stock warrant exercise price of $0.50 per share.

The Company issued 73,106 shares of its common stock at the stock options exercise price of $0.26342 per share.